Net income/(loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	$ (362,391)	¥ (2,491,633)	¥ 116,819	¥ (2,000,444)
Net loss from discontinued operations attributable to ordinary shareholders | ¥			(269,076)	(1,806,346)
Net loss attributable to ordinary shareholders	$ (362,391)	¥ (2,491,633)	¥ (152,257)	¥ (3,806,790)
Denominator:
Weighted average number of shares - basic	2,877,902,678	2,877,902,678	2,844,826,014	2,804,767,889
Adjustments for dilutive options and RSUs			66,635,803
Weighted average number of shares - diluted	2,877,902,678	2,877,902,678	2,911,461,817	2,804,767,889
Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders | (per share)	$ (0.13)	¥ (0.87)	¥ 0.04	¥ (0.71)
Basic net loss per share from discontinued operations attributable to ordinary shareholders | ¥ / shares			(0.09)	(0.64)
Basic net loss per share attributable to ordinary shareholders | (per share)	(0.13)	(0.87)	(0.05)	(1.36)
Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders | (per share)	(0.13)	(0.87)	0.04	(0.71)
Diluted net loss per share from discontinued operations attributable to ordinary shareholders | ¥ / shares			(0.09)	(0.64)
Diluted net loss per share attributable to ordinary shareholders | (per share)	$ (0.13)	¥ (0.87)	¥ (0.05)	¥ (1.36)